5. Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2018	Sep. 30, 2016
Note payable current	$ 165,562	$ 338,168	$ 93,397
Small Business Financial Solutions [Member]
Note payable current	7,935		0
Fourly Enterprises [Member]
Debt face amount	$ 50,000
Debt stated interest rate	20.00%
Debt maturity date	Aug. 16, 2018
Notes payable	$ 46,461
Elmer Fink [Member]
Debt face amount	$ 100,000
Debt stated interest rate	10.00%
Debt maturity date	Jul. 31, 2020
Notes payable	$ 100,000
Mike and Terri Ashby [Member]
Debt face amount	$ 100,000
Debt stated interest rate	10.00%
Debt maturity date	Aug. 15, 2020
Notes payable	$ 100,000
Heleon Investment Company [Member]
Debt face amount	$ 100,000
Debt stated interest rate	10.00%
Debt maturity date	Aug. 15, 2020
Notes payable	$ 100,000
Huntington National Bank [Member]
Line of credit maximum amount	$ 100,000
Interest rate terms	Prime plus 1.25%
Credit line outstanding	$ 92,197		$ 93,397
Debt maturity date	Feb. 28, 2018